Filed Pursuant to Rule 497(c)
1933 Act File No. 333-62298
1940 Act File No. 811-10401

SMEAD VALUE FUND

On behalf of Smead Value Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 29, 2012, to the Prospectus for the Smead Value Fund, which was filed pursuant to Rule 497(c) on March 29, 2012.  The purpose of this filing is to submit the 497(c) filing dated March 29, 2012 in XBRL for the Smead Value Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE